Confirming Payables (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Extended supplier payment terms	210 days
Period during which supplier has right to request payment from bank	180 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Extended supplier payment terms	90 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Extended supplier payment terms	180 days